Environmental rehabilitation obligation and other provisions (Tables)	12 Months Ended
Dec. 31, 2024
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Schedule of assumptions used to calculate provision

These provisions are calculated using the following assumptions:
	Inflation rate	Discount rate	Discount period
2024
SA gold operations	7.0%	8.3% – 11.1%	1 – 25 years
SA PGM operations	7.0%	8.3% – 11.1%	1 – 45 years
US PGM operations	3.5%	4.8%	25 – 35 years
European operations	2.5%	2.3% – 3.0%	2 – 23 years
Australian operations	2.5%	3.9%	5 – 19 years
2023
SA gold operations	7.0%	8.9% – 12.3%	1 – 25 years
SA PGM operations	7.0%	8.9% – 12.3%	1 – 48 years
US PGM operations	3.5%	4.0%	31 – 46 years
European operations	2.1%	3.1%	23 years
Australian operations	2.8%	3.7%	40 months
2022
SA gold operations	6.5%	7.8% – 11.5%	1 – 22 years
SA PGM operations	6.5%	7.8% – 11.6%	1 – 49 years
US PGM operations	4.0%	4.0%	31 – 43 years
European operations	2.5%	3.3%	24 years

Onerous contract
The measurement of the onerous contract provision is subject to various inputs such as estimated revenue to be generated from the contract, which is impacted by pricing and volume assumptions, as well as estimated costs to be incurred such as production costs, which include overheads, labour and manufacturing input cost. Changes to these inputs could materially impact the cash flows  included in the measurement of the onerous contract provision.

Schedule of other provisions

Figures in million – SA rand	Notes	2024	2023	2022
Environmental rehabilitation obligation	30.1	11,805	11,355	8,435
Other provisions	30.2	444	1,982	117
Balance at end of the year		12,249	13,337	8,552
Current portion of environmental rehabilitation obligation and other provisions		(327)	(832)	—
Non-current portion of environmental rehabilitation obligation and other provisions		11,922	12,505	8,552

Figures in million - SA rand	Notes	2024	2023	2022
Balance at beginning of the year		1,982	117	117
Onerous contract provision recognised[1]	8.1	200	1,865	—
Finance expense		58	—	—
Change in onerous contract provision recognised through profit or loss[2]	8.2	(1,017)	—	—
Payments made - cash[3]		(665)	—	—
Foreign currency translation		(114)	—	—
Balance at end of the year		444	1,982	117
Other provisions consists of:
Onerous contract provisions[4]		327	1,865	—
Other		117	117	117
Other provisions		444	1,982	117
Reconciliation of the non-current and current portion of other provisions:
Other provisions		444	1,982	117
Current portion of other provisions[5]		(327)	(832)	—
Non-current portion of other provisions		117	1,150	117
1This is an onerous supply contract provision relating to the raw material used in the Sandouville nickel refinery's production process, which is purchased under a single supply contract previously  maturing on 31 December 2027. Due to sustained losses incurred at the operation, the Group assessed whether the supply contract is onerous at 31 December 2023. Consequently, the Group determined whether the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received under it. The unavoidable costs under a contract reflect the least net cost of exiting from the contract, which is the lower of the cost of fulfilling it and any compensation or penalties arising from failure to fulfil it. Based on this assessment, the Group recognised an onerous contract provision amounting to
R1,865 million, which represents the present value at 31 December 2023 of the penalty payable on early exiting the supply contract and the unavoidable losses to be incurred in meeting Sandouville's obligations under the contract during the notice period. Before the separate provision for the onerous contract was established, the
Group recognised an impairment loss on assets, partially dedicated to the contract (see note 10). The onerous contract provision was calculated based on an expectation of terminating the contract in line with the required notice period and discounted at a pre-tax rate of 5.75%, reflecting the risks specific to the provision.
During 2024, the Group agreed with the supplier to terminate this supply contract with final delivery made in January 2025. During the year, additional provisions were raised for onerous contracts amounting to R200 million in respect of the Sandouville nickel refinery's production process
2The provision, included in Sandouville segment, decreased due to the realisation of onerous contract losses provided for at 31 December 2023
3The payment was made in respect of a penalty resulting from early exiting the supply contract
4Included in the balance is the onerous contract provision relating to the raw material used in the Sandouville nickel refinery's production amounting to R121 million and the balance relates to additional provisions raised for onerous contracts in respect of the Sandouville nickel refinery's production process
5The current portion at 31 December 2024 and 31 December 2023 relates to the onerous contract provisions

Schedule of environmental rehabilitation obligation activity

Figures in million - SA rand	Notes	2024	2023	2022
Balance at beginning of the year		11,355	8,435	8,146
Interest charge	5.2	966	758	611
Utilisation of environmental rehabilitation obligation[1]		(488)	(274)	(236)
Change in estimates charged to profit or loss[2]		433	(82)	(183)
Change in estimates capitalised[2]		204	(419)	(85)
Environmental rehabilitation obligation on acquisition of subsidiaries		—	3,576	97
Derecognition with deemed disposal of interest in joint operation	19	—	(818)	—
Liabilities associated with assets held for sale		(451)	—	—
Foreign currency translation		(214)	179	85
Balance at end of the year		11,805	11,355	8,435
Reconciliation of the non-current and current portion of the environmental rehabilitation obligation:
Environmental rehabilitation obligation		11,805	11,355	8,435
Current portion of environmental rehabilitation obligation		—	—	—
Non-current portion of environmental rehabilitation obligation		11,805	11,355	8,435
1The cost of ongoing current programmes to prevent and control environmental disturbances, including reclamation activities, is charged to cost of sales as incurred
2Changes in estimates result from changes in reserves and corresponding changes in life-of-mine, changes in discount rates, changes in closure cost estimates and changes in laws and regulations governing environmental matters

Disclosure of sensitivity to key assumptions	The Group's environmental rehabilitation obligation is sensitive to changes in certain assumptions applied in the calculation of the balance of the obligation at 31 December 2024. The table below illustrates the impact of certain changes to the assumptions on the balance of the obligation at 31 December 2024, holding all other assumptions constant:

Key assumption	Change to key assumption	Impact on the environmental rehabilitation obligation (SA rand millions)
Discount rate	1%	R987 million
Inflation rate	1%	R1,238 million
Discount period	1 year	R311 million